Inventories - Schedule of Inventory (Details) - CHF (SFr) SFr in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Inventory [Line Items]
Inventories	SFr 419.8	SFr 419.2
Gross carrying amount | Shoes
Disclosure Of Inventory [Line Items]
Inventories	344.3	371.7
Gross carrying amount | Apparel
Disclosure Of Inventory [Line Items]
Inventories	88.1	65.8
Gross carrying amount | Accessories
Disclosure Of Inventory [Line Items]
Inventories	12.8	12.5
Expected credit loss
Disclosure Of Inventory [Line Items]
Inventories	SFr (25.5)	SFr (30.8)